   As filed with the Securities and Exchange Commission on May 14, 1997
                                                      Registration No.: 33-27783
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        POST-EFFECTIVE AMENDMENT NO. 11                     [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 12                            [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

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             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                             JACK D. HUNTER, ESQ.
                             200 East Berry Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

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                   (Name and Address of Agent for Service)

                                   Copy to:
                               Susan S. Krawczyk
                     Sutherland, Asbill & Brennan, L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                             Washington, DC 20004

                      DECLARATION PURSUANT TO RULE 24F-2

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(2), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 28, 1997.

     It is proposed that this filing will become effective

       [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

       [_]  on              pursuant to paragraph (b) of Rule 485

       [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

       [ ]  on ------, ------ 1997 Pursuant to paragraph (a)(1) of Rule 485

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, and duly has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 14th day of May, 1997.

                                       LINCOLN NATIONAL VARIABLE ANNUITY
                                        ACCOUNT H (American Legacy II)
                                        (Registrant)


                                       By: /s/ Stephen H. Lewis
                                           -------------------------------------
                                           Stephen H. Lewis
                                           (Signature-Officer of Depositor)
                                           Senior Vice President, LNL
                                           (Title)


                                       By: THE LINCOLN NATIONAL LIFE
                                           INSURANCE COMPANY (LNL)
                                           (Depositor)

                                       By: /s/ Jon A. Boscia
                                           -------------------------------------
                                           Jon A. Boscia
                                           President
                                           (Title)



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                           Date
---------                    -----                           ----

/s/ Jon A. Boscia            President, Chief Executive      May 14, 1997
-----------------            Officer & Director
Jon A. Boscia                (Principal Executive
                             Officer)

/s/ Jack D. Hunter           Executive Vice President,       May 14, 1997
------------------           General Counsel & Director
Jack D. Hunter


----------------------       Executive Vice President        ----------------
Lawrence T. Rowland          and Director


**                           Vice President and Controller   May 14, 1997
-------------------------    (Principal Accounting
O. Douglas Worthington       Officer)


/s/ Keith J. Ryan            Vice President, and Assistant   May 14, 1997
-----------------            Treasurer and Chief
Keith J. Ryan                Financial Officer (Principal
                             Financial Officer)

*
----------------------       Director                        May 14, 1997
Ian M. Rolland

----------------------       Director                        ----------------
H. Thomas McMeekin

/s/ Richard C. Vaughan       Director                        May 14, 1997
----------------------
Richard C. Vaughan


*By /s/ Jeremy Sachs         pursuant to a Power of Attorney filed with the
    ----------------         initial Registration Statement
    Jeremy Sachs             Statement.

**By /s/ Jeremy Sachs        pursuant to a Power of Attorney filed with Post-
    -----------------        Effective Amendment No. 5 to this Registration
    Jeremy Sachs             Statement.